Commitments and Contingencies (Details Narrative) - Patented Technology Developed [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Royalty percentage	25.00%	25.00%	25.00%
Royalty		$ 35,000	$ 35,000
Common stock shares available for future issuance	8,000,000	8,000,000	8,000,000
Individual [Member]
Royalty			$ 343,300
Payment of royalty	$ 171,000	$ 212,000